Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended			15 Months Ended	22 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2016
Amortization expense	$ 3,919,000	$ 3,093,000	$ 1,602,000
Accumulated amortization	$ 5,933,000	$ 2,740,000		$ 5,933,000
Management Agreement with the Manager | VLCC
Daily fee					$ 9,500
Amended Commercial Technical Management Agreement | VLCC
Daily fee				$ 9,500
Minimum
Interval between vessel drydocking special survey	30 months
Maximum
Interval between vessel drydocking special survey	60 months